Share Capital - Gryphon (Details) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended
	Feb. 07, 2022	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Equity [Abstract]
Issuance of common shares (in shares)	100,000	850,000
Fair value of shares issued		$ 1,200	$ 1,957	$ 3,704